Financial Risk Management - Summary of Aging of Groups Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 105,519	$ 71,297
Gross carrying amount	106,402	72,009
Allowance for expected credit losses	(883)	(712)	$ (2,557)
Current
Aging Of Current Trade Receivables [Line Items]
Trade receivables	78,771	55,086
1-30 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	18,387	10,473
31-60 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	4,268	1,726
61-90 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	1,159	2,154
91- Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 3,817	$ 2,569